Summary of Significant Accounting Policies Prior period adjustments (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Quantifying Misstatement in Current Year Financial Statements Adjustment Amount		$ 3.0	$ 3.5
Quantifying Misstatement in Current Year Financial Statements Amount Per Diluted Share	$ 0.03			$ 0.06